GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details 2) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Finite Lived Intangible Assets Future Amortization Expense Abstract
Future Amortization Expense Year One	€ 43
Future Amortization Expense Year Two	31
Future Amortization Expense Year Three	21
Future Amortization Expense Year Four	15
Future Amortization Expense Year Five	15
Amortization Of Intangible Assets [Abstract]
Amortization of intangible assets	€ 47	$ 51	€ 58	€ 51